Subsequent Events	6 Months Ended	9 Months Ended
	Jan. 31, 2025	Oct. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on the review, management identified the following subsequent event that would have required adjustment or disclosure in the financial statements.

On February 5, 2025, the Company’s shareholders approved, through a special resolution, to amend its Post-offering Memorandum and Articles of Association to change its fiscal year end from August 31 to January 31. This amendment was filed with the Cayman Islands Registrar of Companies and became effective on February 21, 2025.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date when these financial statements were issued. Based on this review, the Company identified the following subsequent events that would require adjustment or disclosure in the financial statements.

On November 15, 2025, Greenland, Pelican and ThinkEquity entered into a letter agreement (“Letter Agreement”) whereby ThinkEquity will provide advisory services in connection to the Business Combination. Pursuant to Letter Agreement, upon closing of the Business Combination, Pelican will pay ThinkEquity a cash fee (“Placement Fee”) which includes (i) 6% from the financing arranged through ThinkEquity and (ii) 6% of the amount not redeemed from the Trust Account that is facilitated by ThinkEquity efforts.

On November 24, 2025, Pelican Holdco, Inc. issued a promissory note to Greenland in the amount of $200,000 to be used, in part, for merger related transaction costs (the “Promissory Note”). The Promissory Note is unsecured, interest-free and due on the date on which Greenland closes its initial business combination. As of the date the financial statements were issued, approximately $133,000 has been funded under this arrangement.

Additionally, ThinkEquity will receive Pelicans common stock warrants (“Placement Warrants”) which will be equal to 5% of the (i) common shares raised in financing arranged by ThinkEquity including common shares that are not redeemed in the Trust Account via ThinkEquity efforts and (ii) 5% of aggregate proceeds received by Pelican from a debt financing, divided by the ten-day volume weighted average price (“VWAP”) immediately preceding the date of the closing of the financing. The Placement Warrants shall have an exercise price of $10, a term of 5 years and piggy back registration rights.